NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2013
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.     NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Rocket Fuel Inc. (the "Company") was incorporated as a Delaware corporation on March 25, 2008. The Company is a provider of an artificial-intelligence digital advertising solution. The Company is headquartered in Redwood City, California, and has offices in seven cities in the United States. The Company established a wholly-owned subsidiary in the United Kingdom, with an office in the Netherlands, in 2011 and a wholly-owned subsidiary in Germany in 2013.

        In September 2013, the Company completed the initial public offering of its common stock (the "IPO") whereby 4,000,000 shares of common stock were sold by the Company and 600,000 shares of common stock were sold by selling stockholders. The public offering price of the shares sold in the offering was $29.00 per share. The Company did not receive any proceeds from the sale of shares by the selling stockholders. The total gross proceeds from the offering to the Company were $116.0 million. After deducting underwriters' discounts and commissions, the aggregate net proceeds received by the Company totaled approximately $107.9 million.

        Basis of Presentation—The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

        Principles of Consolidation—The consolidated financial statements include the Company and its wholly-owned subsidiary, Rocket Fuel, Ltd., an England and Wales corporation, which is engaged in marketing and selling advertising campaigns. All intercompany transactions and balances have been eliminated in consolidation.

        Use of Estimates—The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        Certain Significant Risks and Uncertainties—The Company is subject to those risks common in technology-driven markets, including, but not limited to, competitive forces, dependence on key personnel, customer demand for its solution, management of growth, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

        Unaudited Interim Consolidated Financial Information—The accompanying consolidated balance sheet as of September 30, 2013, the consolidated statements of operations, statements of comprehensive loss and cash flows for the nine months ended September 30, 2012 and 2013 and the consolidated statement of stockholders' equity for the nine months ended September 30, 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position as of September 30, 2013 and results of operations, comprehensive loss and cash flows for the nine months ended September 30, 2012 and 2013. The financial data and the other information disclosed in these notes to the consolidated financial statements related to these nine month periods are unaudited. The results of the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2013 or for any other interim period or other future year.

        Foreign Currency Translation—The Company's foreign subsidiary records its assets, liabilities and results of operations in its local currency, which is their functional currency. The Company translates its subsidiary consolidated financial statements into U.S. dollars each reporting period for purposes of consolidation.

        Assets and liabilities of the Company's foreign subsidiary are translated at the period-end currency exchange rates, certain equity accounts are translated at historical exchange rates while revenue, expenses, gains and losses are translated at the average currency exchange rates in effect for the period, the effects of these translation adjustments are reported in a separate component of stockholders' equity titled accumulated other comprehensive loss.

        Fair Value of Financial Instruments—The Company's financial instruments consist principally of cash equivalents, accounts receivable, accounts payable, accrued liabilities, term debt and line of credit. The fair value of the Company's cash equivalents is determined based on quoted prices in active markets for identical assets for its money market funds. The recorded values of the Company's accounts receivable, accounts payable, accrued liabilities approximate their current fair values due to the relatively short-term nature of these accounts. The Company believes that the fair value of the term debt and line of credit approximates its recorded amount at September 30, 2013 as the interest rate on the term debt and line of credit is variable and is based on market interest rates after consideration of default and credit risk.

        Cash and Cash Equivalents—Cash consists of cash maintained in checking and savings accounts. All highly liquid investments purchased with an original maturity date of 90 days or less at the date of purchase are considered to be cash equivalents. Cash equivalents consist of money market funds.

        Concentration of Credit Risk—Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist primarily of cash and accounts receivable. A significant portion of the Company's cash is held at one major financial institution, which management assesses to be of high credit quality. The Company has not experienced any losses in such accounts.

        The Company mitigates its credit risk with respect to accounts receivable by performing credit evaluations and monitoring its customers' accounts receivable balances. As of December 31, 2011 no single customer represented more than 10% of accounts receivable. As of December 31, 2012, one customer accounted for 10% of accounts receivable.

        During the years ended December 31, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, no single customer represented more than 10% of revenue.

        Provision for Doubtful Accounts—The Company records a provision for doubtful accounts based on historical experience and a detailed assessment of the collectability of its accounts receivable. In estimating the allowance for doubtful accounts, management considers, among other factors, the aging of the accounts receivable, historical write-offs and the credit-worthiness of each customer. If circumstances change, such as higher-than-expected defaults or an unexpected material adverse change in a major customer's ability to meet its financial obligations, the Company's estimate of the recoverability of the amounts due could be reduced by a material amount.

        The following table presents the changes in the allowance for doubtful accounts (in thousands):

	Year Ended December 31,		Nine Months Ended September 30,
	2011	2012	2012	2013
			(unaudited)
Allowance for doubtful accounts:
Balance, beginning of period	$—	$203	$203	$468
Add: bad debt expense	203	285	63	521
Less: write-offs, net of recoveries	—	(20)	224	19

Balance, end of period	$203	$468	$490	$1,008

        Property and Equipment—Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the related assets. Maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized. When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the balance sheet and any resulting gain or loss is reflected in operations in the period realized.

        Leasehold improvements are amortized on a straight-line basis over the term of the lease, or the useful life of the assets, whichever is shorter. Depreciation and amortization periods for the Company's property and equipment are as follows:

Asset Classification	Estimated Useful Life
Computer hardware and purchased software	2–3 years
Capitalized internal use software costs	2–3 years
Office equipment, furniture and fixtures	5 years

        Internal Use Software Development Costs—The Company incurs costs to develop software for internal use. The Company expenses all costs that relate to the planning and post implementation phases of development as research and development expense. The Company capitalizes costs when preliminary efforts are successfully completed, management has authorized and committed project funding, and it is probable that the project will be complete and will be used as intended. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized. The Company capitalized $2.6 million and $4.7 million in internal-use software costs during the years ended December 31, 2011 and 2012, respectively, and $3.3 million and $4.9 million for the nine months ended September 30, 2012 and 2013, respectively, which are included in property, equipment and software—net on the consolidated balance sheets.

        Amortization commences when the website or software for internal use is ready for its intended use and the amortization period is the estimated useful life of the related asset, which is generally three years. Amortization expense totaled $1.5 million and $2.3 million for the years ended December 31, 2011 and 2012, respectively, and $1.6 million and $2.5 million for the nine months ended September 30, 2012 and 2013, respectively.

        Impairment of Long-lived Asset—The Company periodically reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset is impaired or the estimated useful lives are no longer appropriate. If indicators of impairment exist and the undiscounted projected cash flows associated with such assets are less than the carrying amount of the asset, an impairment loss is recorded to write the assets down to their estimated fair values. Fair value is estimated based on discounted future cash flows. No impairment charges were recorded during the years ended December 31, 2011 and 2012 or during the nine months ended September 30, 2012 and 2013.

        Revenue Recognition—The Company generates revenue by delivering digital advertisements to Internet users through various channels, including display, mobile, social and video.

        The Company recognizes revenue when all four of the following criteria are met:

  •
  Persuasive evidence of an arrangement exists

  •
  Delivery has occurred or a service has been provided

  •
  Customer fees are fixed or determinable

  •
  Collection is reasonably assured

        Revenue arrangements are evidenced by a fully executed insertion order ("IO"). Generally, IOs state the number and type of advertising impressions (cost-per-thousand) to be delivered, the agreed upon rate for each delivered impression, and a fixed period of time for delivery.

        The Company determines collectability by performing ongoing credit evaluations and monitoring its customers' accounts receivable balances. For new customers and their agents, which may be advertising agencies or other third parties, the Company performs a credit check with an independent credit agency and may check credit references to determine creditworthiness. The Company only recognizes revenue when collection is reasonably assured.

        In the normal course of business, the Company frequently contracts with advertising agencies on behalf of their advertiser clients. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as the principal or an agent in the transaction. In determining whether the Company acts as the principal or an agent, the Company follows the accounting guidance for principal-agent considerations. While none of the factors identified in this guidance is individually considered presumptive or determinative, because the Company is the primary obligor and is responsible for (i) fulfilling the advertisement delivery, (ii) establishing the selling prices for delivery of the advertisements, and (iii) performing all billing and collection activities including retaining credit risk, the Company acts as the principal in these arrangements and therefore reports revenue earned and costs incurred on a gross basis.

        On occasion, the Company has offered customer incentive programs which provide rebates after achieving a specified level of advertising spending. The Company records reductions to revenue for estimated commitments related to these customer incentive programs. For transactions involving incentives, the Company recognizes revenue net of the estimated amount to be paid by rebate, provided that the rebate amount can be reasonably and reliably estimated and the other conditions for revenue recognition have been met. The Company's policy requires that, if rebates cannot be reliably estimated, revenue is not recognized until reliable estimates can be made or the program lapses.

        Multiple-Element Arrangements—The Company enters into arrangements to sell advertising that includes different media placements or ad services that are delivered at the same time, or within close proximity of one another. Beginning on January 1, 2011, the Company adopted new authoritative guidance on multiple element arrangements, using the prospective method for all arrangements entered into or materially modified from the date of adoption. Under this new guidance, the Company allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables or those packages in which all components of the package are delivered at the same time, based on the relative selling price method in accordance with the selling price hierarchy, which includes: (1) vendor-specific objective evidence ("VSOE"), if available; (2) third-party evidence ("TPE"), if VSOE is not available; and (3) best estimate of selling price ("BESP"), if neither VSOE nor TPE is available.

        VSOE—The Company determines VSOE based on its historical pricing and discounting practices for the specific product or service when sold separately. In determining VSOE, the Company requires that a substantial majority of the stand-alone selling prices for these services fall within a reasonably narrow pricing range. The Company has not been able to establish VSOE for any of its advertising offerings.

        TPE—When VSOE cannot be established for deliverables in multiple element arrangements, the Company applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services cannot be obtained. Furthermore, the Company is unable to reliably determine the selling prices of similar competitor services on a stand-alone basis. As a result, the Company has not been able to establish selling price based on TPE.

        BESP—When it is unable to establish selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the service were sold on a stand-alone basis. BESP is generally used to allocate the selling price to deliverables in the Company's multiple element arrangements. The Company determines BESP for deliverables by considering multiple factors, including, but not limited to, prices it charges for similar offerings, market conditions, competitive landscape and pricing practices. In particular, the Company reviews multiple data points to determine BESP, including price lists used by the Company's sales team in pricing negotiations, historical average and median pricing achieved in prior contractual customer arrangements and input from the Company's sales operation department regarding what it believes the deliverables could be sold for on a stand-alone basis. BESP is determined at an advertising unit level that is consistent with the Company's underlying market strategy and stratified based on specific consideration of geography, industry and size, as deemed necessary.

        The Company limits the amount of allocable arrangement consideration to amounts that are fixed or determinable and that are not contingent on future performance or future deliverables. The Company will regularly review BESP. Changes in assumptions or judgments or changes to the elements in the arrangement could cause a material increase or decrease in the amount of revenue that the Company reports in a particular period.

        The Company recognizes the relative fair value of advertising services as they are delivered, assuming all other revenue recognition criteria are met. Deferred revenue is comprised of contractual billings in excess of recognized revenue and payments received in advance of revenue recognition.

        Cost of Revenue—Cost of revenue consists primarily of media cost for advertising impressions purchased from real-time advertising exchanges and other third parties. Cost of revenue also includes third-party data center costs and the salaries and related costs of the Company's operations group. This group sets up, initiates and monitors the Company's advertising campaigns. In addition, depreciation of the data center equipment, rental payments to third-party vendors for data centers and amortization of capitalized internal use software are included in cost of revenue.

        Research and Development—Research and development expenses include costs associated with the maintenance and ongoing development of the Company's technology, including compensation and employee benefits and allocated costs associated with the Company's engineering and research and development departments, as well as costs for contracted services and supplies. The Company reviews costs incurred in the application development stage and assesses such costs for capitalization.

        Sales and Marketing—Sales and marketing expenses consist primarily of compensation (including commissions) and employee benefits of sales and marketing personnel and related support teams, allocated costs, certain advertising costs, travel, trade shows and marketing materials. The Company incurred advertising costs of $0.1 million for the years ended December 31, 2011 and 2012, respectively, and $0.1 million and $3.3 million for the nine months ended September 30, 2012 and 2013, respectively

        General and Administrative—General and administrative expenses include facilities costs, executive and administrative compensation and employee benefits, depreciation, professional services fees, insurance costs, bad debt and other allocated costs, such as facility-related expenses, supplies and other fixed costs.

        Stock-Based Compensation—The Company measures compensation expense for all stock-based payment awards, including stock options granted to employees, based on the estimated fair values on the date of the grant. The fair value of each stock option granted is estimated using the Black-Scholes option pricing model. Stock-based compensation is recognized on a straight-line basis over the requisite service period, net of estimated forfeitures. The forfeiture rate is based on an analysis of the Company's actual historical forfeitures.

        The Company accounts for stock options issued to nonemployees based on the fair value of the awards determined using the Black-Scholes option pricing model. The fair value of stock options granted to nonemployees is re-measured as the stock options vest, and the resulting change in fair value, if any, is recognized in the Company's consolidated statement of operations during the period the related services are rendered, generally between one and four years.

        Preferred Stock Warrant Liability—Freestanding warrants related to shares that are redeemable or contingently redeemable are classified as a liability on the Company's consolidated balance sheets. The fully vested convertible preferred stock warrants are subject to re-measurement at each balance sheet date, and any change in fair value is recognized as a component of other expense, net. As completion of the Company's initial public offering constituted a liquidation event, the convertible preferred stock warrants were converted into common stock or warrants to purchase common stock, and the liability was reclassified to additional paid-in capital as of September 30, 2013.

        Income Taxes—The Company accounts for income taxes using an asset and liability approach. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Operating loss and tax credit carryforwards are measured by applying currently enacted tax laws. Valuation allowances are provided when necessary to reduce net deferred tax assets to an amount that is more likely than not to be realized. As of December 31, 2011 and 2012, and as of September 30, 2013, the Company provided a full valuation allowance against its net deferred tax assets.

        The Company recognizes the tax effects of an uncertain tax position only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date, and then, only in an amount more likely than not to be sustained upon review by the tax authorities. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately anticipate actual outcomes.

        Comprehensive Income (Loss)—In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standards update that requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. The Company retrospectively adopted these new standards in the first quarter of 2012 and has presented a separate consolidated statement of comprehensive loss for the years ended December 31, 2011 and 2012 and the nine months ended September 30, 2012 and 2013.

        Deferred Offering Costs—Deferred offering costs consisted primarily of direct incremental costs related to the Company's initial public offering of its common stock. Approximately $0.1 million of deferred offering costs are included in other assets on the Company's consolidated balance sheets as of December 31, 2012. There were no deferred offering costs included in other assets on the Company's consolidated balance sheets as of December 31, 2011. Upon completion of the initial public offering contemplated herein, these amounts were offset against the proceeds of the offering.

        Recently Issued Accounting Pronouncements—In July 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (ASU 2013-11). The guidance requires an entity to present its unrecognized tax benefits net of its deferred tax assets when settlement in this manner is available under the tax law, which would be based on facts and circumstances as of the balance sheet reporting date and would not consider future events. Gross presentation in the notes to the financial statements will still be required. ASU 2013-11 will apply on a prospective basis to all unrecognized tax benefits that exist at the effective date. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of ASU 2013-11 is not expected to have a material impact on the Company's consolidated condensed financial statements.